Related Party Transactions and Balances - Additional Information - Summary (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from affiliates	$ 77,811	$ 81,271
Due to affiliates	96,555	$ 304,583
Subordinated Debt [Member]
Related Party Transaction [Line Items]
Subordinated promissory note	200,000
Affiliated Entity [Member] | Subordinated Debt [Member]
Related Party Transaction [Line Items]
Due to affiliates	$ 296,600